STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating costs and expenses:
Research and development	$ 29	$ 40	$ 92
General and administrative expenses	542	401	541
Consulting services (Note 8)		(41)	(76)
Operating loss	571	400	557
Financial incomes (expenses), net (Note 9b)	579	(158)	(2,303)
Income (loss) before taxes	8	(558)	(2,860)
Tax expenses		34	54
Net income (loss)	$ 8	$ (592)	$ (2,914)
Net loss per share:
Basic and diluted net loss per share	$ 0.00	$ (0.07)	$ (0.34)
Weighted average number of shares used in computing basic and diluted loss per share	8,747,776	8,649,048	8,562,402